Segment information - depreciation and amortization expenses of property and equipment and land use rights by segments and others (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Depreciation and amortization of property and equipment and land use rights	$ 1,401	¥ 8,789	¥ 5,284	¥ 3,770
Total segments | Core commerce
Depreciation and amortization of property and equipment and land use rights		3,784	2,124	1,696
Total segments | Cloud computing
Depreciation and amortization of property and equipment and land use rights		3,047	1,438	1,116
Total segments | Digital media and entertainment
Depreciation and amortization of property and equipment and land use rights		986	752	316
Total segments | Innovation initiatives and others
Depreciation and amortization of property and equipment and land use rights		437	407	333
Unallocated
Depreciation and amortization of property and equipment and land use rights		¥ 535	¥ 563	¥ 309